1. Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 3,100,000	$ 4,000,000	$ 5,300,000
Balance of other real estate owned	6,254,000	7,576,000
Compensation expense for restricted stock awards	$ 42,000	$ 7,000	$ 10,000